Quarterly Holdings Report
for
Fidelity Freedom® 2040 Fund
December 31, 2023
F40-NPRT3-0224
1.811349.119
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.27% to 5.4% 1/25/24 to 3/28/24 (b) (Cost $47,757,505)	47,960,000	47,765,885

Domestic Equity Funds - 46.8%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	42,501,133	457,737,201
Fidelity Series Blue Chip Growth Fund (c)	81,033,200	1,265,738,583
Fidelity Series Commodity Strategy Fund (c)	1,952,582	180,867,687
Fidelity Series Growth Company Fund (c)	121,363,049	2,362,938,562
Fidelity Series Intrinsic Opportunities Fund (c)	43,466,583	470,743,099
Fidelity Series Large Cap Stock Fund (c)	113,850,726	2,224,643,179
Fidelity Series Large Cap Value Index Fund (c)	47,268,243	695,788,534
Fidelity Series Opportunistic Insights Fund (c)	74,280,554	1,400,931,240
Fidelity Series Small Cap Core Fund (c)	335,891	3,778,769
Fidelity Series Small Cap Discovery Fund (c)	17,212,667	201,043,955
Fidelity Series Small Cap Opportunities Fund (c)	50,655,980	704,118,122
Fidelity Series Stock Selector Large Cap Value Fund (c)	118,932,633	1,553,260,190
Fidelity Series Value Discovery Fund (c)	92,874,364	1,381,970,537
TOTAL DOMESTIC EQUITY FUNDS (Cost $9,645,938,988)		12,903,559,658

International Equity Funds - 39.7%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	49,580,796	728,341,887
Fidelity Series Emerging Markets Fund (c)	84,972,343	718,866,026
Fidelity Series Emerging Markets Opportunities Fund (c)	166,624,860	2,887,608,821
Fidelity Series International Growth Fund (c)	120,667,425	2,067,032,992
Fidelity Series International Small Cap Fund (c)	25,550,049	433,328,830
Fidelity Series International Value Fund (c)	176,292,840	2,057,337,445
Fidelity Series Overseas Fund (c)	159,086,383	2,063,350,383
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $9,197,332,872)		10,955,866,384

Bond Funds - 11.8%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	2,820,092	21,601,904
Fidelity Series Emerging Markets Debt Fund (c)	17,796,942	137,926,298
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	4,747,952	44,488,315
Fidelity Series Floating Rate High Income Fund (c)	2,761,885	24,939,819
Fidelity Series High Income Fund (c)	16,652,106	140,044,215
Fidelity Series International Credit Fund (c)	1,249,953	9,974,628
Fidelity Series International Developed Markets Bond Index Fund (c)	23,088,807	201,796,177
Fidelity Series Investment Grade Bond Fund (c)	107,950,294	1,090,297,974
Fidelity Series Long-Term Treasury Bond Index Fund (c)	268,167,512	1,571,461,620
Fidelity Series Real Estate Income Fund (c)	2,797,127	26,544,735
TOTAL BOND FUNDS (Cost $3,787,262,994)		3,269,075,685

Short-Term Funds - 1.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (d)	65,448,993	65,462,083
Fidelity Series Government Money Market Fund 5.43% (c)(e)	345,463,264	345,463,264
Fidelity Series Short-Term Credit Fund (c)	84,259	829,949
TOTAL SHORT-TERM FUNDS (Cost $411,731,709)		411,755,296

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $23,090,024,068)	27,588,022,908
NET OTHER ASSETS (LIABILITIES) - 0.0%	267,347
NET ASSETS - 100.0%	27,588,290,255

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	5,526	Mar 2024	623,833,594	19,744,140	19,744,140
CBOT 5-Year U.S. Treasury Note Contracts (United States)	8,801	Mar 2024	957,315,023	20,693,835	20,693,835
CBOT Long Term U.S. Treasury Bond Contracts (United States)	1,108	Mar 2024	138,430,750	10,072,624	10,072,624

TOTAL PURCHASED					50,510,599

Sold

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	935	Mar 2024	225,335,000	(7,481,225)	(7,481,225)
ICE MSCI EAFE Index Contracts (United States)	220	Mar 2024	24,776,400	(13,633)	(13,633)
ICE MSCI Emerging Markets Index Contracts (United States)	4,014	Mar 2024	207,463,590	(9,160,727)	(9,160,727)

TOTAL SOLD					(16,655,585)

TOTAL FUTURES CONTRACTS					33,855,014
The notional amount of futures purchased as a percentage of Net Assets is 6.3%
The notional amount of futures sold as a percentage of Net Assets is 1.7%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $47,765,885.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	46,803,647	472,810,678	454,152,242	1,708,438	19	(19)	65,462,083	0.1%
Total	46,803,647	472,810,678	454,152,242	1,708,438	19	(19)	65,462,083

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	22,528,515	1,594,734	1,400,188	695,304	(80,541)	(1,040,616)	21,601,904
Fidelity Series All-Sector Equity Fund	429,762,477	35,907,022	66,049,594	21,278,543	(3,414,567)	61,531,863	457,737,201
Fidelity Series Blue Chip Growth Fund	1,182,629,209	70,068,439	314,817,447	6,964,299	26,827,198	301,031,184	1,265,738,583
Fidelity Series Canada Fund	702,661,060	79,694,346	105,302,684	24,117,473	19,537,689	31,751,476	728,341,887
Fidelity Series Commodity Strategy Fund	174,865,068	41,998,649	24,293,331	7,836,705	(9,913,198)	(1,789,501)	180,867,687
Fidelity Series Emerging Markets Debt Fund	123,461,750	14,428,744	7,098,638	6,206,538	(256,035)	7,390,477	137,926,298
Fidelity Series Emerging Markets Debt Local Currency Fund	42,140,390	3,708,559	2,516,841	2,181,160	(110,727)	1,266,934	44,488,315
Fidelity Series Emerging Markets Fund	412,393,930	296,082,067	17,657,005	17,076,964	894,153	27,152,881	718,866,026
Fidelity Series Emerging Markets Opportunities Fund	2,923,990,411	132,197,660	319,067,099	79,510,562	(48,953,521)	199,441,370	2,887,608,821
Fidelity Series Floating Rate High Income Fund	23,689,429	2,693,942	1,870,127	1,809,703	9,650	416,925	24,939,819
Fidelity Series Government Money Market Fund 5.43%	258,254,951	155,845,419	68,637,106	11,301,653	-	-	345,463,264
Fidelity Series Growth Company Fund	2,205,786,964	205,493,555	521,325,491	72,412,811	(37,357,928)	510,341,462	2,362,938,562
Fidelity Series High Income Fund	124,701,947	18,807,399	7,365,015	6,463,897	(68,239)	3,968,123	140,044,215
Fidelity Series International Credit Fund	9,566,310	361,409	205,069	361,410	3,153	248,825	9,974,628
Fidelity Series International Developed Markets Bond Index Fund	110,042,256	98,113,097	8,684,418	6,135,955	(164,120)	2,489,362	201,796,177
Fidelity Series International Growth Fund	1,856,694,981	198,269,748	151,985,902	26,207,032	21,169,123	142,885,042	2,067,032,992
Fidelity Series International Small Cap Fund	507,488,462	31,180,073	121,689,909	14,323,938	(14,418,116)	30,768,320	433,328,830
Fidelity Series International Value Fund	1,851,191,748	228,284,057	206,892,710	65,276,576	18,444,424	166,309,926	2,057,337,445
Fidelity Series Intrinsic Opportunities Fund	445,678,393	119,683,904	69,157,942	96,837,035	1,544,348	(27,005,604)	470,743,099
Fidelity Series Investment Grade Bond Fund	603,858,893	516,646,595	42,297,044	24,829,725	15,142	12,074,388	1,090,297,974
Fidelity Series Large Cap Stock Fund	2,071,193,457	192,899,294	258,299,384	114,528,652	31,584,891	187,264,921	2,224,643,179
Fidelity Series Large Cap Value Index Fund	649,253,483	70,556,728	64,343,920	27,731,868	4,927,956	35,394,287	695,788,534
Fidelity Series Long-Term Treasury Bond Index Fund	1,441,509,439	312,429,654	108,090,645	35,436,505	(1,794,570)	(72,592,258)	1,571,461,620
Fidelity Series Opportunistic Insights Fund	1,314,637,181	59,192,869	228,256,844	14,263,667	(13,658,877)	269,016,911	1,400,931,240
Fidelity Series Overseas Fund	1,854,872,187	198,662,722	146,502,326	33,340,392	13,588,119	142,729,681	2,063,350,383
Fidelity Series Real Estate Income Fund	41,125,817	3,307,182	17,779,976	1,970,727	(1,768,169)	1,659,881	26,544,735
Fidelity Series Short-Term Credit Fund	769,663	61,034	17,438	17,907	436	16,254	829,949
Fidelity Series Small Cap Core Fund	-	3,708,786	464,231	62,301	47,173	487,041	3,778,769
Fidelity Series Small Cap Discovery Fund	189,377,100	26,218,403	38,701,654	6,020,422	2,266,228	21,883,878	201,043,955
Fidelity Series Small Cap Opportunities Fund	635,631,562	64,578,192	85,539,655	6,873,277	2,483,590	86,964,433	704,118,122
Fidelity Series Stock Selector Large Cap Value Fund	1,446,348,890	157,751,431	174,784,905	70,432,629	9,482,170	114,462,604	1,553,260,190
Fidelity Series Value Discovery Fund	1,290,628,669	177,234,772	131,569,543	63,604,210	7,077,141	38,599,498	1,381,970,537
	24,946,734,592	3,517,660,485	3,312,664,081	866,109,840	27,943,976	2,295,119,968	27,474,794,940

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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